Organization and Principal Activities	12 Months Ended
Dec. 31, 2013
Organization and Principal Activities
Organization and Principal Activities

1. Organization and Principal Activities

E-House (China) Holdings Limited (the “Company” or “E-House”) was incorporated on August 27, 2004 in the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands. The Company, through its subsidiaries and consolidated variable interest entities (“VIEs”), offers a wide range of services to the real estate industry, including online services, primary sales agency, secondary brokerage, information and consulting, promotional events, real estate advertising and real estate fund management services in the People’s Republic of China (“PRC”). The Company, its subsidiaries and consolidated VIEs are collectively referred to as the “Group”.

The Group commenced operations in 2000 through an operating subsidiary, Shanghai Real Estate Sales (Group) Co., Ltd. (“E-House Shanghai”), a company established in the PRC, and its subsidiaries and affiliates.

In October 2009, China Real Estate Information Corporation (‘‘CRIC’’), a subsidiary of E-House, acquired SINA’s 66% interest in COHT and COHT became a wholly-owned subsidiary of CRIC. In April 2012, E-House Holdings acquired all the outstanding shares of CRIC that it did not already own (the ‘‘Merger’’). As a result, CRIC became a wholly-owned subsidiary of E-House Holdings. E-House retained the controlling interest in CRIC before and after the Merger.

The following table lists major subsidiaries and the consolidated VIEs of the Company as of December 31, 2013:

	Date of	Place of	Percentage of
	incorporation	incorporation	Ownership
Shanghai Real Estate Sales (Group) Co., Ltd.	15-Aug-00	PRC	100%
Shanghai City Rehouse Real Estate Agency Ltd.	17-May-02	PRC	85%
E-House Real Estate Asset Management Co., Ltd.	22-Aug-06	Cayman	51%
Shanghai CRIC Information Technology Co., Ltd	03-Jul-06	PRC	100%
Leju Holdings Ltd.	20-Nov-13	Cayman	100%
Beijing Yisheng Leju Information Services Co., Ltd. (“Beijing Leju”)	13-Feb-08	PRC	VIE
Shanghai Yi Xin E-Commerce Co., Ltd. (“Shanghai Yi Xin”)	05-Dec-11	PRC	VIE
Beijing Jiajujiu E-Commerce Co., Ltd. (“Beijing Jiajujiu”)	22-Mar-12	PRC	VIE
Shanghai Kushuo Information Technology Co., Ltd. (“Shanghai Kushuo”)	31-Dec-13	PRC	VIE